UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ] ; Amendement Number: ____
This Amendement (Check only one.): [ ] is a restatement
                                   [ ] adds new holdings entries
Institutional Investment Manager Filing this Report:

Name: AMI Asset Management Corporation
Address: 10866 Wilshire Blvd. Ste 770 Los Angeles, CA  90024
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this report on Behalf of Reporting Manager:

Name: Matthew Humiston
Title: COO
Phone: 310-446-2736

Signature,		Place,			and Date of Signing
Matthew Humiston	Los Angeles, CA		October 21, 2008

Report Type (Check only one):
[x] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 42 Data Records

Form 13F Information Table Value Total: $260,492


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE
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														Voting Authority
														--------------------
							Value	Shares/	Sh/	Put/	Invstmt	Other
Name of Issuer		Title of class	CUSIP		(x$1000)Prn Amt	Prn	Call	Dscretn	Managers	Sole	Shared	None
----------------------   -------------  --------	-------- ------- --	--------	-------		-------	------------

3M COMPANY			COM	88579y101	9697	141950	SH		Sole			141950
ABAXIS INC COM			COM	002567105	3041	154385	SH		Sole			154385
AFLAC INC COM			COM	001055102	5214	88750	SH		Sole			88750
ALLERGAN INC			COM	018490102	9320	180970	SH		Sole			180970
APACHE CORP			COM	037411105	4299	41225	SH		Sole			41225
APPLE COMPUTER INC COM		COM	037833100	5213	45867	SH		Sole			45867
AUTOMATIC DATA PROCESSING 	COM	053015103	4329	101260	SH		Sole			101260
BARD CR INC			COM	067383109	12309	129750	SH		Sole			129750
BECTON DICKINSON & CO 		COM	075887109	11646	145100	SH		Sole			145100
BROWN FORMAN CORP		COM	115637209	5982	83300	SH		Sole			83300
CALWEST BANCORP			COM	13169q102	206	37507	SH		Sole			37507
CEPHALON INC COM		COM	156708109	9764	126000	SH		Sole			126000
CHARLES SCHWAB INC		COM	808513105	10941	420810	SH		Sole			420810
CHATTEM INC			COM	162456107	7648	97825	SH		Sole			97825
CHURCH & DWIGHT INC 		COM	171340102	21591	347745	SH		Sole			347745
CISCO SYS INC			COM	17275R102	5570	246877	SH		Sole			246877
CITY NATL CORP 			COM	178566105	4349	80095	SH		Sole			80095
DENTSPLY INTERNATIONAL INC 	COM	249030107	4989	132900	SH		Sole			132900
EBAY INC COM			COM	278642103	1902	85005	SH		Sole			85005
ECOLAB INC 			COM	278865100	7516	154900	SH		Sole			154900
EXXON MOBIL CORP		COM	30231G102	233	3000	SH		Sole			3000
HAIN CELESTIAL GRP INC 		COM	405217100	8823	320500	SH		Sole			320500
HEALTHCARE SVCS GP INC 		COM	421906108	3912	213863	SH		Sole			213863
HEINZ H J CO COM		COM	423074103	12885	257850	SH		Sole			257850
IDEXX LABS			COM	45168d104	3754	68500	SH		Sole			68500
ISHARES RUSSELL 2000 GROWTH 	COM	464287648	778	11000	SH		Sole			11000
JOHNSON & JOHNSON		COM	46612J101	208	3000	SH		Sole			3000
LOGITECH INTL S A SPONSORED AD	COM	541419107	3560	152675	SH		Sole			152675
PEPSICO INC			COM	713448108	16178	227000	SH		Sole			227000
PHILIP MORRIS INTERNATIONAL IN	COM	718172109	219	4550	SH		Sole			4550
POLYMEDIX INC COM		COM	73174C100	9	10000	SH		Sole					10000
PROCTER & GAMBLE CO		COM	742718109	10151	145660	SH		Sole			145660
QUALCOMM INC COM		COM	747525103	7795	181400	SH		Sole			181400
SAVE THE WORLD AIR INC		COM	805147105	7	25000	SH		Sole					25000
SCHERING PLOUGH CORP 		COM	806605101	5947	322000	SH		Sole			322000
SMART BALANCE INC		COM	83169Y108	118	18000	SH		Sole			18000
SOUTHERN CO COM			COM	842587107	3827	101550	SH		Sole			101550
STERICYCLE INC.			COM	858912108	6539	111000	SH		Sole			111000
TEVA PHARMACEUTICAL INDS	COM	881624209	15044	328535	SH		Sole			328535
WELLS FARGO & CO NEW COM	COM	949746101	6322	168445	SH		Sole			168445
WMS INDS INC COM		COM	929297109	6318	206687	SH		Sole			206687
XCEL ENERGY			COM	98389B100	2339	117000	SH		Sole			117000